WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.2%
Education - 18.5%
Massachusetts State College Building Authority Revenue, Series A, Refunding	4.000%	5/1/36	$250,000	$257,660
Massachusetts State DFA Revenue:
Babson College, Refunding	4.000%	10/1/41	875,000	826,574
Babson College, Refunding	4.000%	10/1/44	700,000	641,806
Brandeis University, Series S, Refunding	5.000%	10/1/40	1,330,000	1,416,230
Brandeis University, Series S-1, Refunding	5.000%	10/1/36	1,535,000	1,661,174
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	600,000	601,581
Northeastern University Issue, Refunding	5.000%	10/1/44	1,250,000	1,381,034
Senior National Charter School Revolving Loan Fund, Social Bonds, Series C	4.000%	11/1/46	1,000,000	892,239
UMass Boston Student Housing	5.000%	10/1/31	600,000	609,995
Worcester Polytechnic Institute	4.000%	9/1/44	2,000,000	1,850,623
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	1,500,000	1,545,680

Total Education				11,684,596

Health Care - 24.7%
Massachusetts State DFA Revenue:
Beth Israel Lahey Health Inc., Series K, Refunding	5.000%	7/1/38	1,000,000	1,056,497
Boston Medical Center, Series G	5.250%	7/1/52	500,000	521,270
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	1,120,000	1,178,043
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	2,000,000	2,226,268	(a)(b)
Milford Regional Medical Center, Series F, Refunding	5.625%	7/15/36	500,000	500,342
Orchard Cove Obligation, Refunding	5.000%	10/1/39	250,000	250,110
Orchard Cove Obligation, Refunding	5.000%	10/1/49	700,000	668,292
Southcoast Health System, Series G, Refunding	5.000%	7/1/35	200,000	215,224
Southcoast Health System, Series G, Refunding	5.000%	7/1/36	500,000	531,375
Southcoast Health System, Series G, Refunding	5.000%	7/1/37	350,000	369,242
Southcoast Health System, Series G, Refunding	4.000%	7/1/46	1,000,000	872,642
Southcoast Health System, Series G, Refunding	5.000%	7/1/50	1,500,000	1,517,576
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	2,500,000	2,522,422
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	500,000	505,956
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	2,780,000	2,646,488

Total Health Care				15,581,747

See Notes to Schedule of Investments.

Western Asset Massachusetts Municipals Fund 2023 Quarterly Report	1

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 5.8%
Massachusetts State DFA Revenue:
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	$500,000	$447,392
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/35	2,230,000	2,325,516
Massachusetts State DFA, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.250%	5/1/27	1,000,000	880,271	(c)(d)

Total Industrial Revenue				3,653,179

Power - 5.0%
Berkshire, MA, Wind Power Cooperative Corp.
Revenue, Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/27	700,000	755,885
Massachusetts State Municipal Wholesale Electric Co. Revenue Bonds, Project 2015A Issue, Series A	4.000%	7/1/51	1,955,000	1,765,908
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	300,000	209,250	*(e)
Series A	5.050%	7/1/42	30,000	20,925	*(e)
Series XX	5.250%	7/1/40	320,000	224,800	*(e)
Series ZZ, Refunding	—	7/1/18	250,000	170,938	*(f)

Total Power				3,147,706

Special Tax Obligation - 19.0%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	3,500,000	3,592,825
Massachusetts State DFA Revenue, Broad Institute Inc., Refunding	5.000%	4/1/37	1,500,000	1,607,250
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL	5.500%	1/1/34	5,025,000	5,946,286
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	100,000	81,972
CAB, Restructured, Series A-1	0.000%	7/1/46	720,000	184,522
Restructured, Series A-1	4.550%	7/1/40	30,000	28,016
Restructured, Series A-1	4.750%	7/1/53	260,000	233,059
Restructured, Series A-1	5.000%	7/1/58	90,000	83,502
Restructured, Series A-2	4.329%	7/1/40	290,000	263,524

Total Special Tax Obligation				12,020,956

State General Obligation - 5.7%
Massachusetts State, GO, Consolidated Loan, Series E	5.000%	9/1/38	3,000,000	3,240,300

See Notes to Schedule of Investments.

2	Western Asset Massachusetts Municipals Fund 2023 Quarterly Report

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
State General Obligation - (continued)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	$1,876	$1,761
CAB, Restructured, Series A-1	0.000%	7/1/33	7,256	4,134
Restructured, Series A-1	5.250%	7/1/23	3,149	3,158
Restructured, Series A-1	5.375%	7/1/25	6,280	6,376
Restructured, Series A-1	5.625%	7/1/27	6,223	6,429
Restructured, Series A-1	5.625%	7/1/29	6,122	6,388
Restructured, Series A-1	5.750%	7/1/31	5,946	6,259
Restructured, Series A-1	4.000%	7/1/33	5,638	5,052
Restructured, Series A-1	4.000%	7/1/35	115,068	100,788
Restructured, Series A-1	4.000%	7/1/37	225,000	192,423
Restructured, Series A-1	4.000%	7/1/41	35,914	29,667
Restructured, Series A-1	4.000%	7/1/46	6,151	4,898
Subseries CW	0.000%	11/1/43	26,629	11,484	(b)

Total State General Obligation				3,619,117

Transportation - 18.1%
Massachusetts State Department of Transportation,
Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/35	2,500,000	2,743,091
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	5.000%	7/1/49	3,000,000	3,056,555	(d)
Series E	5.000%	7/1/46	3,340,000	3,465,610	(d)
Massachusetts State Transportation Fund Revenue:
Rail Enhancement & Accelerated Bridge Programs, Series A	5.000%	6/1/48	1,000,000	1,052,790
Rail Enhancement & Accelerated Bridge Programs, Series A	5.000%	6/1/49	1,000,000	1,060,887
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	30,000	18,750
Restructured, Series A	5.000%	7/1/62	40,000	37,100

Total Transportation				11,434,783

Water & Sewer - 0.4%
Puerto Rico Commonwealth Aqueduct & Sewer
Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	250,000	241,451	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $64,013,604)				61,383,535

See Notes to Schedule of Investments.

Western Asset Massachusetts Municipals Fund 2023 Quarterly Report	3

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.7%
MUNICIPAL BONDS - 1.7%
Health Care - 1.7%
Massachusetts State HEFA Revenue, Baystate Medical Center, Series K-1, LOC - TD Bank N.A. (Cost - $1,100,000)	2.400%	7/1/39	$1,100,000	$1,100,000	(g)(h)

TOTAL INVESTMENTS - 98.9% (Cost - $65,113,604)				62,483,535
Other Assets in Excess of Liabilities - 1.1%				686,734

TOTAL NET ASSETS - 100.0%				$63,170,269

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on this security is currently in default as of February 28, 2023.

(f)	The maturity principal is currently in default as of February 28, 2023.

(g)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:

CAB	— Capital Appreciation Bonds
DFA	— Development Finance Agency
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation — Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	Western Asset Massachusetts Municipals Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Massachusetts Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies

5

Notes to Schedule of Investments (unaudited) (continued)

include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$61,383,535	—	$61,383,535
Short-Term Investments†	—	1,100,000	—	1,100,000

Total Investments	—	$62,483,535	—	$62,483,535

†	See Schedule of Investments for additional detailed categorizations.

7